Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Loss	$ (25,488,874)	$ (1,590,056)	$ (51,776,904)	$ (6,729,161)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	476		1,517	859
Stock-based compensation	371,698	88,803	730,405	433,910
Warrant expense			5,382,905
Gain on extinguishment of debt	(120,810)
Change in fair value of embedded put		27,160	27,160	162,866
Amortization of debt discount		16,454	16,475	130,433
Non-cash interest expense	5,181	24,460	65,103	167,979
Non-cash consulting expense				499,994
Non-cash settlement expense	21,365,641		39,486,139
Loss on conversion of notes payable		306,641	306,641
Loss on common stock issued to settle accounts payable			41,617
Changes in operating assets and liabilities:
Accounts receivable	831,390		(831,390)
Prepaid expenses and other assets	(49,738)		(142,788)	(44,937)
Accounts payable	1,229,401	298,528	1,183,143	(52,181)
Accrued expenses and other liabilities	(1,158,175)	(4,647)	3,243,610	(112,087)
Net cash used in operating activities	(3,013,810)	(832,657)	(2,266,367)	(5,542,325)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of computer equipment			(1,501)	(3,552)
Net cash used in investing activities			(1,501)	(3,552)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable			619,842
Proceeds from issuance of series B-2 Preferred stock		50,004	50,004
Proceeds from issuance of Common stock, net of transaction costs	14,426,876	176,990	2,579,114	5,802,002
Net cash provided by financing activities	14,426,876	226,994	3,248,960	5,802,002
Net increase in cash	11,413,066	(605,663)	981,092	256,125
Cash at beginning of year	1,858,513	877,421	877,421	621,296
Cash at end of year	13,271,579	$ 271,758	1,858,513	877,421
Non-cash investing and financing activities
Common stock issued to settle accounts payable			144,875
Issuance of common stock for exercise of warrant	7,500,018
Conversion of notes payable into common stock			3,655,438
Reclassification of settlement liability upon issuance of warrant	60,851,780
Issuance of common stock warrants as offering costs			$ 30,536	63,337
Extinguishment of Paycheck Protection Program Loan	$ 120,810
Settlement consideration paid by shareholders in common stock				5,500,000
Short-term note payable issued to settle accounts payable				$ 154,190